Commitments and Contingencies - Registration Rights and Underwriting Agreement (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV			6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($)	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 08, 2022	Feb. 25, 2021 item
Registration Rights
Period of time required before shares become exercisable after the completion of a Business Combination			30 days		30 days
Underwriting Agreement
Underwriting discount (in dollars per share) | $ / shares		$ 0.20
Underwriting expense		$ 3,000,000.0
Deferred underwriting discount (in dollars per share) | $ / shares		$ 0.35
Deferred underwriting commissions		$ 5,200,000	$ 2,616,250		$ 2,616,250	$ 2,616,250
Percentage of deferred underwriting commissions payable included in initial business combination							50.00%
Gain from settlement of deferred underwriting commissions				$ 2,600,000		$ 2,600,000
Maximum
Registration Rights
Number of demands eligible security holder can make | item								3
Over-Allotment option
Underwriting Agreement
Sale of stock underwriter option term			45 days		45 days
Contribution from PIPE Financing for cash | shares		1,950,000
Over-Allotment option | Subsequent event
Underwriting Agreement
Deferred underwriting commissions	$ 3,885,125
Share issuance in lieu of cash payment to underwriters, maximum period	60 days
Underwriting expense, additional transaction closing fee	$ 1,268,875